Accounts Receivable, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (107,758)	$ (52,948)
(Provision) Reversal	27,702	(54,810)
Total	$ (80,056)	$ (107,758)